Receivables, Prepayments and Other Assets - Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 906,000	$ 1,002,000
Receivables neither past due nor impaired
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	850,000	880,000
Less than 30 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	49,000	114,000
31 to 60 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	0	4,000
61 to 90 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	0	4,000
91 to 120 days
Disclosure of provision matrix [line items]
Trade receivables, other than related parties	$ 7,000	$ 0